Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Changes in Intangible Assets
The changes in intangible assets during the fiscal years ended on December 31, 2022 and 2021 are as follow:

Item	12/31/2022
	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation of the fiscal year					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	Of the fiscal year	At the end
Cost
Licenses	9,760,068	5	1,311,705		89,994	5,970,420	3,376		1,842,469	7,816,265	3,345,502
Other intangible assets	31,680,407	5	7,299,511	33,558	(79,756)	19,099,090	(1,330)	1,314	5,675,900	24,772,346	14,094,258

Total intangible assets	41,440,475		8,611,216	33,558	10,238	25,069,510	2,046	1,314	7,518,369	32,588,611	17,439,760

Item	12/31/2021
	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation of the fiscal year					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	Of the fiscal year	At the end
Cost
Licenses	8,084,142	5	1,695,543		(19,617)	4,193,712	(660)		1,777,368	5,970,420	3,789,648
Other intangible assets	25,374,163	5	6,306,426	182		14,257,429		43	4,841,704	19,099,090	12,581,317

Total intangible assets	33,458,305		8,001,969	182	(19,617)	18,451,141	(660)	43	6,619,072	25,069,510	16,370,965